Initial Public Offering - Additional Information (Details) - ADIT EDTECH ACQUISITION CORP [Member] - USD ($)			5 Months Ended	9 Months Ended	12 Months Ended
	Jan. 19, 2021	Jan. 14, 2021	Jun. 14, 2023	Sep. 30, 2023	Dec. 31, 2022	Jul. 11, 2023	Dec. 23, 2022	Dec. 31, 2021
Initial Public Offering Line Items
Sale of Units, net of underwriting discount and offering expenses, shares	3,600,000
Shares issued price per share	$ 10
Common stock price per share				$ 12	$ 12
Net proceeds placed in Trust Account	$ 276,000,000
Common stock, shares redeemed					25,132,578		25,132,578
Common stock, shares redemption				2,000,026	2,467,422	2,000,026	2,467,422	27,600,000
Common stock, shares redemption par value				$ 10.93	$ 10.24	$ 10.58	$ 10.09	$ 10
Public Warrants
Initial Public Offering Line Items
Sale of Units, net of underwriting discount and offering expenses, shares		24,000,000
Shares issued price per share		$ 10
Common stock price per share		$ 11.5
Description of conversion feature				Pursuant to the IPO on January 14, 2021, the Company sold 24,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of common stock and one-half of one warrant to purchase one share of common stock (“Public Warrant”).	Pursuant to the IPO on January 14, 2021, the Company sold 24,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of common stock and one-half of one warrant to purchase one share of common stock (“Public Warrant”).
IPO
Initial Public Offering Line Items
Sale of Units, net of underwriting discount and offering expenses, shares		24,000,000	24,000,000
Shares issued price per share		$ 10		$ 10	$ 10
Common stock price per share		$ 11.5
Over Allotment Option
Initial Public Offering Line Items
Sale of Units, net of underwriting discount and offering expenses, shares	3,600,000
Net proceeds placed in Trust Account	$ 276,000,000